INVESCO ACTIVELY MANAGED EXCHANGE-TRADED
COMMODITY FUND TRUST
SUPPLEMENT DATED MARCH 31, 2023 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2023 OF:
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
(the “Fund”)
Effective immediately, the third sentence of the second paragraph in the “Investment Restrictions” section of the Fund’s Statement of Additional Information is deleted and replaced with the following:
With respect to restriction (3), electric vehicle metals currently consist of iron ore, copper, aluminum, nickel, cobalt and lithium.
Please Retain This Supplement For Future Reference.
COMMODITY-SOAI-SUP 033123